Note 3 - Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Excess of Replacement or Current Costs over Stated LIFO Value	$ 57.9	$ 55.3
Inventory Valuation Reserves	$ 4.6	$ 3.8